Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible assets, net
Schedule of changes in intangible assets

			Patent, intellectual
			property rights and
	Concession Assets	Goodwill	others	Total
Cost
Balances at January 1, 2019	3,837,668	56,501	20,648	3,914,817
Concession rights due to concession extension	4,359	—	—	4,359
Acquisitions	354,296	—	960	355,256
Impairment	(42,801)	—	—	(42,801)
Disposals	(30)	—	—	(30)
Transfer to property plant and equipment	(36)	—	9	(27)
Transfer from property plant and equipment	1,766	—	—	1,766
Translation differences and inflation adjustment	(97,791)	(995)	(291)	(99,077)
Balances at December 31, 2019	4,057,431	55,506	21,326	4,134,263
Balances at January 1, 2018	3,312,006	57,049	14,867	3,383,922
Adjustment on initial application of IAS 29	896,205	—	—	896,205
Adjusted balances at January 1, 2018	4,208,211	57,049	14,867	4,280,127
Acquisitions	207,217	—	1,176	208,393
Disposals	(3,167)	—	—	(3,167)
Transfer to property plant and equipment	(48)	—	(73)	(121)
Translation differences and inflation adjustment	(570,360)	(548)	(800)	(571,708)
Balances at December 31, 2018	3,841,853	56,501	15,170	3,913,524
Depreciation
Accumulated at January 1, 2019	964,466	—	16,809	981,275
Amortization of the year	167,470	—	1,446	168,916
Disposals	(24)	—	—	(24)
Transfer from property plant and equipment	624	—	—	624
Translation differences and inflation adjustment	(18,446)	—	(203)	(18,649)
Accumulated at December 31, 2019	1,114,090	—	18,052	1,132,142
Accumulated at January 1, 2018	553,767	313	11,488	565,568
Adjustment on initial application of IAS 29	310,282	—	—	310,282
Adjusted balances at January 1, 2018	864,049	313	11,488	875,850
Amortization of the year	165,048	—	1,277	166,325
Translation differences and inflation adjustment	(61,188)	(313)	(692)	(62,193)
Accumulated at December 31, 2018	967,909	—	12,073	979,982
Net balances at December 31, 2019	2,943,341	55,506	3,274	3,002,121
Net balances at December 31, 2018	2,873,944	56,501	3,097	2,933,542

Schedule of carrying value of the assets impaired

	Net assets before		Net assets after
	impairment	Impairment	impairment
ICASGA	114,719	(42,801)	71,918